Offsetting Financial Assets and Financial Liabilities - Summary of Financial Assets and Liabilities Offsetting, Enforceable Master Netting or Similar Arrangement (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2024	Oct. 31, 2023
Derivative financial instruments [member]
Disclosure of offsetting of financial assets liabilities [line items]
Cash collateral pledged	$ 10,847	$ 13,889
Non-cash collateral pledged	718	626
Derivative financial instruments [member]
Disclosure of offsetting of financial assets liabilities [line items]
Cash collateral received	4,505	4,511
Non-cash collateral received	$ 1,054	$ 1,968